IDS
                                                                  Equity Value
                                                                          Fund
                                                            1999 ANNUAL REPORT
                                                         (PROSPECTUS ENCLOSED)



(icon of) magnifying glass


The goal of IDS Equity Value Fund, a part of IDS Strategy Fund, Inc., is growth of capital and income. The Fund invests primarily in equity securities that provide income, offer the opportunity for long-term capital growth, or both.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

Distributed by American Express Financial Advisors Inc.

AMERCIAN EXPRESS Financial Advisors

Stocks for the  Bargain-hunter

Like almost everything else, prices of companies that are believed to be sound sometimes are reduced. That is, for any of a variety of reasons, they fall out of favor with investors and their stock prices decline. These so-called "value" stocks represent a classic opportunity to buy low in the market, which is what Equity Value Fund seeks to do. Should investors rediscover the potential of such companies, the stocks may well recover and benefit shareholders accordingly.

IDS EQUITY VALUE FUND       (This annual report is not part of the prospectus.)
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Table of Contents

1999 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                       4
From the Portfolio Manager              4
Fund Facts                              6
The 10 Largest Holdings                 7
Making the Most of the Fund             8
The Fund's Long-term Performance        9
Independent Auditors' Report           10
Financial Statements                   11
Notes to Financial Statements          14
Investments in Securities              21
Federal Income Tax Information         27

1999 PROSPECTUS
The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

The Fund                               3p
Goal                                   3p
Investment Strategy                    3p
Risks                                  5p
Past Performance                       6p
Fees and Expenses                      8p
Management                             9p
Buying and Selling Shares              9p
Valuing Fund Shares                    9p
Investment Options                    10p
Purchasing Shares                     11p
Sales Charges                         14p
Exchanging/Selling Shares             18p
Distributions and Taxes               23p
Personalized Shareholder
  Information                         25p
About the Company                     26p
Quick Telephone Reference             28p
Financial Highlights                  29p

(This annual report is not part of the prospectus.)        ANNUAL REPORT - 1999

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
It is an honor for me to join the IDS Mutual Fund Group as chairman of the board and chief executive officer for each of the funds. I have served for the past eight years as governor of Minnesota and also for the past 20 years as a constitutional officer responsible for the pension investments made on behalf of government employees. My responsibility in the upcoming years is to serve your interests.

By law, half the members of a mutual fund board must be independent of their investment manager and distributor. I am one of those persons. I am not an employee of American Express Financial Corporation (AEFC), nor do I own stock in American Express Company. Both are fine companies, but the law clearly states that to fully represent your interests I must be independent.

Having said that, I have a great deal of respect for the capabilities of AEFC and for the services it provides to investors. Your financial advisor assists you in financial planning, conducts regular investment reviews and responds to your questions and needs. This is a very personal service that makes AEFC a partner in your financial future. I know that AEFC has an investment focus on the long-term performance of our economy and that it wants you to participate in that growth. Consistent with that, our board is here to serve you and represent your interests in a professional manner.

(signature of Arne H. Carlson)
Arne H. Carlson


(picture of) Kurt Winters
Kurt Winters
Portfolio manager

From the Portfolio Manager
IDS Equity Value Fund rebounded from a substantial loss during the first half of the fiscal year to post a positive result for the period as a whole. For the 12 months -- April 1998 through March 1999 -- the Fund's Class A shares gained 1.31%. (A portion of that return came in the form of a capital gain, which was paid to shareholders in December 1998 and reduced the Fund's net asset value by the same amount at that time.)

IDS EQUITY VALUE FUND       (This annual report is not part of the prospectus.)

Although still somewhat nervous about the financial upheaval in several Asian economies, the U.S. stock market managed to gain a bit of ground by the middle of last summer. But any thoughts of a sustained advance were quickly shoved aside when markets in Russia and Latin America began to crumble. Fearing that the spreading weakness in foreign economies would ultimately hurt the profit growth of American companies, especially those doing business overseas, investors engaged in a rash of stock-selling that drove the U.S. market down close to 20% from mid-July through August.

But with the remarkable resilience they've shown in recent years, stocks not only righted themselves during the autumn but also began to regain some lost ground. Supported by three reductions in short-term interest rates by the Federal Reserve, the tentative advance soon turned into a roaring rally that would show gains in six of the next seven months and culminate in an all-time high for the market by the end of the fiscal year in March.

LESS-VOLATILE PERFORMANCE
The Fund's performance pattern generally followed that of the broad market, but the ups and downs were less dramatic -- a reflection of the Fund's value-oriented investment style. During the rebound, holdings among financial services (the Fund's largest area of investment), technology and energy stocks made the biggest contributions. As the fiscal year progressed, I increased the exposure to financial services stocks, whose prices appeared attractively low.

As the new fiscal year begins, the stock market continues to experience very narrow leadership; the largest growth stocks, helped in recent months by the soaring Internet sector, remain responsible for the lion's share of the market's returns.

Its value approach has kept the Fund from fully participating in the market's recent climb. But with inflation still in check, the economy still humming and growth picking up in other parts of the world, a broader range of stocks could begin to show good performance. The Fund is structured to respond to just such a rally. But if the market's tone deteriorates, the Fund's avoidance of the riskier, high-flying stocks should allow it to hold up relatively well.

(signature of Kurt Winters)
Kurt Winters

(This annual report is not part of the prospectus.)        ANNUAL REPORT - 1999

Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
March 31, 1999                                                       $11.32
March 31, 1998                                                       $12.85
Decrease                                                             $ 1.53

Distributions -- April 1, 1998 - March 31, 1999
From income                                                          $ 0.33
From capital gains                                                   $ 1.29
Total distributions                                                  $ 1.62

Total return*                                                        +1.31%**

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
March 31, 1999                                                       $11.33
March 31, 1998                                                       $12.85
Decrease                                                             $ 1.52

Distributions -- April 1, 1998 - March 31, 1999
From income                                                          $ 0.24
From capital gains                                                   $ 1.29
Total distributions                                                  $ 1.53

Total return*                                                        +0.54%**

Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)
March 31, 1999                                                       $11.34
March 31, 1998                                                       $12.87
Decrease                                                             $ 1.53

Distributions -- April 1, 1998 - March 31, 1999
From income                                                          $ 0.34
From capital gains                                                   $ 1.29
Total distributions                                                  $ 1.63

Total return*                                                        +1.40%**
 *The prospectus discusses the effect of sales charges, if  any, on the various classes.
**The total return is a hypothetical investment in the Fund with all distributions reinvested.

IDS EQUITY VALUE FUND       (This annual report is not part of the prospectus.)

The 10 Largest Holdings

                                       Percent                    Value
                                   (of net assets)       (as of March 31, 1999)
 Citigroup                               2.99%                $76,937,438
 American Intl Group                     2.91                  74,908,125
 BankAmerica                             2.82                  72,390,624
 American Stores                         2.31                  59,399,999
 Mobil                                   2.24                  57,639,999
 Bank One                                2.10                  53,961,249
 Dayton Hudson                           2.09                  53,633,125
 Chevron                                 2.06                  53,062,500
 Houston Inds                            1.93                  49,706,250
 7.00% Cv Preferred
 Texaco                                  1.88                  48,237,500

For further detail about these holdings, please refer to the section entitled "Investments in Securities" herein.

(icon of) pie chart

                           The 10 holdings listed here
                           make up 23.33% of net assets


(This annual report is not part of the prospectus.)        ANNUAL REPORT - 1999

Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares fall or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

                          How dollar-cost averaging works

                                     Accumulated      Average    Your average
                                       shares*     market price  cost per share
                                                    per share

      Jan  Feb  Mar  Apr  May  Jun

                                $20
                          $18

                      $16
$15                                     42.25          $15           $14.20
                $14
            $12
$10   $10

$5


$15

$10  $10
          $8             $8   $10        85.0          $7.66          $7.05
$5             $5   $5


$15

$10  $10
          $8
                              $7        103.5          $6.50          $5.80
               $6
$5
                    $4   $4


                   $100 invested per month. Total invested: $600

*Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:
o your shares increase in value when the Fund's investments do well
o you receive capital gains when the gains on investments sold by the Fund exceed losses
o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

IDS EQUITY VALUE FUND       (This annual report is not part of the prospectus.)

The Fund's Long-term Performance

How $10,000 has grown in IDS Equity Value Fund


$50,000



$40,000                                         S&P 500
                                                Stock Index

$30,000                                                   $36,031
                                                        IDS Equity
                                                        Value Fund
                                                           Class B


$20,000
                                   Lipper Growth
                                 & Income Index

$10,000


'89   '90   '91   '92   '93   '94   '95   '96   '97   '98   '99



Average annual total return (as of March 31, 1999):
                 1 year            Since            5 years        10 years (B)
                             inception (A & Y)
 Class A         -3.76%           +18.10%*             --%               --%
 Class B         -2.99%               --%          +16.04%           +13.68%
 Class Y         +1.40%           +19.79%*             --%               --%

*Inception date was March 20, 1995.

Assumes: Holding period from 4/1/89 to 3/31/99. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $21,805. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the S&P 500 Index and the Lipper Growth & Income Fund Index. Sales charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

S&P500 Index, an unmanaged list of common stocks, is frequently used as a general measure of market performance.

Lipper Growth & Income Fund Index, published by Lipper Analytical Services, Inc. includes 30 funds that are generally similar to this Fund, although some funds in the index may have somewhat different investment policies or objectives.

(This annual report is not part of the prospectus.)        ANNUAL REPORT - 1999

The financial statements contained in Post-Effective Amendment #34 to Registration Statement No. 2-89288 filed on or about May 26, 1999, are incorporated herein by reference.

Federal Income Tax Information
The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below were reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

IDS Equity Value Fund, Inc.
Fiscal year ended March 31, 1999

Class A

Income distributions taxable as dividend income, 100% qualifying for deduction by corporations.

Payable date                                 Per share

June 26, 1998                                 $0.05959
Sept. 25, 1998                                 0.03966
Dec. 22, 1998                                  0.20090
March 25, 1999                                 0.03094
Total                                         $0.33109

Capital gain distribution taxable as long-term capital gain.

Payable date                                 Per share

Dec. 22, 1998                                 $1.29357
Total distributions                           $1.62466

The distribution of $1.49447 per share, payable Dec. 22, 1998, consisted of $0.03843 from net investment income, $0.16247 from net short-term capital gains (a total of $0.20090 taxable as dividend income) and $1.29357 from net long-term capital gains.

(This annual report is not part of the prospectus.)        ANNUAL REPORT - 1999

Class B
Income distributions taxable as dividend income, 100% qualifying for deductions by corporations.

Payable date                                 Per share

June 26, 1998                                 $0.03560
Sept. 25, 1998                                 0.01684
Dec. 22, 1998                                  0.17940
March 25, 1999                                 0.00892
Total                                         $0.24076

Capital gain distribution taxable as long-term capital gain.

Payable date                                 Per share

Dec. 22, 1998                                 $1.29357
Total distributions                           $1.53433

The distribution of $1.47297 per share, payable Dec. 22, 1998, consisted of $0.01693 from net investment income, $0.16247 from net short-term capital gains (a total of $0.17940 taxable as dividend income) and $1.29357 from net long-term capital gains.

Class Y

Income distributions taxable as dividend income, 100% qualifying for deduction by corporations.

Payable date                                 Per share

June 26, 1998                                 $0.06184
Sept. 25, 1998                                 0.04146
Dec. 22, 1998                                  0.20290
March 25, 1999                                 0.03375
Total                                         $0.33995

Capital gain distribution taxable as long-term capital gain.

Payable date                                 Per share

Dec. 22, 1998                                 $1.29357
Total distributions                           $1.63352

The distribution of $1.49647 per share, payable Dec. 22, 1998, consisted of $0.04043 from net investment income, $0.16247 from net short-term capital gains (a total of $0.20290 taxable as dividend income) and $1.29357 from net long-term capital gains.

IDS EQUITY VALUE FUND       (This annual report is not part of the prospectus.)

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                                     American Express
                                               Financial
                                               Advisors

IDS Equity Value Fund
IDS Tower 10
Minneapolis, MN 55440-0010
                                                            S-6382 G (5/99)

STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   2)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.